Distribution Date: Aug 27, 2007
DISTRIBUTION PACKAGE
Contact:
HOME EQUITY MORTGAGE TRUST 2007-1
Kari Anderson
Account Administrator
651-495-2124
kari.anderson@usbank.com
Distribution Package Includes: *
Issuance Dates
Issuance Parties
Contact
First Distribution Date:
Settlement Date:
Cutoff Date:
Servicer(s):
Certificate Insurer(s):
Underwriter(s):
Name:
Title:
Phone:
Mobile:
Fax:
Email:
Address:
Website:
60 Livingston Ave, St. Paul, MN 55107
www.usbank.com/abs
Kari Anderson
Account Administrator
651-495-2124
kari.anderson@usbank.com
ABMAC Assurance Corporation
PNC Bank, N.A.
March 25, 2007
March 09, 2007
February 01, 2007
Credit Suisse Securities (USA) LLC
* The Trustee, at the direction of the Depositor, and based upon information provided in the Mortgage Loan Schedule or by the Servicer, is furnishing this information to each Certificateholder. The
Depositor and/or the Servicer may discontinue the furnishing of this Supplemental Report (other than the Payment Date Statement), or may change its format, at any time and without notice to any
Certificateholder. While the above parties have undertaken efforts to ensure the reasonable accuracy of this information, this information has not been audited and the parties make no representation as to the accuracy or completeness of the information.
- Payment Date Statement

- Remittance Summary Group

- Mortgage Loan Characteristics

- Delinquency Report

- Delinquency History Report - Six Months

- CPR/CDR History Report - Six Months

- Bankruptcy Loan Detail Report

- Foreclosure Loan Detail Report

- REO Loan Detail Report

- Prepayment & Liquidation Loan Detail Report

- Material Modifications Loan Detail Report

- Material Breaches Loan Detail Report

Contact:
Kari Anderson
Account Administrator
651-495-2124
kari.anderson@usbank.com
Distribution Date
27-Aug-07
Determination Date 17-Aug-07 Accrual Periods: Begin End
Record Date - Physical Certificates 31-Jul-07 Class A-1, G 7/25/2007 8/26/2007
Record Date - non Physical Certificates 24-Aug-07 Class A-R, P, X-1, X-2 7/1/2007 7/31/2007
Payment Detail:
Pass
Realized
Deferred
Through
Original
Beginning
Principal
Interest
Total
Losses/
Amounts
Ending
Class
Rate (1)
Balance
Balance (2)
Paid
Paid
Paid
Writedown
Recovered
Balance (2)
A-1 5.49000% $175,000,000.00 $150,285,848.94 $3,351,446.85 $756,313.53 $4,107,760.38 N/A N/A $146,934,402.09
A-R 9.98452% $100.00 $0.00 $0.00 $0.00 $0.00 N/A N/A $0.00
P 9.98452% $100.00 $100.00 $0.00 $1,050.83 $1,050.83 N/A N/A $100.00
X-1 N/A $175,000,000.00 $150,707,270.11 $0.00 $3.94 $3.94 $0.00 $0.00 $146,934,302.09
X-2 N/A $175,000,000.00 $175,000,000.00 $0.00 $0.00 $0.00 N/A N/A $175,000,000.00
G 5.49000% $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00
Totals: $175,000,200.00 $150,285,948.94 $3,351,446.85 $757,368.30 $4,108,815.15 $0.00 $0.00 $146,934,502.09
(1) Reflects the application of Net Funds Cap
(2) Classes X-1and X-2 Balances reflected Notional Amounts
Amounts Per 1,000:
Realized
Beginning
Principal
Interest
Total
Losses/
Ending
Class
Cusip
Balance
Paid
Paid
Paid
Writedown
Balance
Index
Value
A-1 43710A BB3 $858.77627966 $19.15112486 $4.32179160 $23.47291646 $0.00000000 $839.62515480 LIBOR 5.32000%
A-R 43710A BC1 $0.00000000 $0.00000000 $0.00000000 $0.00000000 $0.00000000 $0.00000000
P 43710A BD9 $1,000.00000000 $0.00000000 $10,508.30000000 $10,508.30000000 $0.00000000 $1,000.00000000
X-1 43710A BE7 $861.18440063 $0.00000000 $0.00002251 $0.00002251 $0.00000000 $839.62458337
X-2 43710A BF4 $1,000.00000000 $0.00000000 $0.00000000 $0.00000000 $0.00000000 $1,000.00000000
G
43710A BA5
$0.00000000 $0.00000000 $0.00000000 $0.00000000 $0.00000000 $0.00000000
Interest Detail:
Index +
Interest
Allocation of
Deferred
Total
Cumulative
Margin or
Accrued @
Net PPIS &
Basis Risk
Basis Risk
Basis Risk
Amount
Interest
Interest
Class
Fix Rate
PT Rate (1)
Relief Act
Paid
Unpaid
Paid
Paid (2)
Shortfall
A-1 5.49000% $756,313.53 $0.00 $0.00 $0.00 $0.00 NA $756,313.53 $0.00
A-R 9.98452% $0.00 $0.00 $0.00 $0.00 $0.00 NA $1,050.83 $0.00
G 5.49000% $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00
(1) Includes interest shortfalls from previous payments dates plus interest thereon
(2) Includes Deferred Amounts
Home Equity Mortgage Trust
Mortgage-Backed Notes, Series 2007-1
STATEMENT TO CERTIFICATEHOLDERS

Contact:
Kari Anderson
Account Administrator
651-495-2124
kari.anderson@usbank.com
Distribution Date
27-Aug-07
Home Equity Mortgage Trust
Mortgage-Backed Notes, Series 2007-1
STATEMENT TO CERTIFICATEHOLDERS
Prefunding Account:
Basis Risk Account:
Beginning Balance $0.00 Beginning Balance $1,000.00
Withdrawal: Subsequent Transfer $0.00 Deposit / Withdrawal : Income to X $3.94
Withdrawal: certificate principal $0.00 Deposit : required deposit from waterfall $0.00
Ending Balance $0.00 Withdrawal: for Basis Risk shortfalls $0.00
Withdrawal: to X when Libor certs = $0 $0.00
Ending Collateral Balance $146,934,402.09 Ending Balance $1,000.00
Capitalized Interest Account:
Reconciliation:
Beginning Balance $0.00 Available funds (A):
Withdrawal: Capitalized Interest Requirement $0.00 Servicer remittance $4,115,771.58
Withdrawal: Overfunded Interest Amount to Depositor $0.00 Funds from Capitalized Interest Account $0.00
Ending Balance $0.00 Funds from Prefund Account $0.00
Funds from AMBAC Insurance Proceeds $16,029.09
Miscellaneous:
Net Funds from Basis Risk account $3.94
Cumulative Recoveries $0.00 $4,131,804.61
Current Advances $0.00 Distributions (B):
Outstanding Advances $0.00 Indenture Trustee fee $1,067.51
Insurance Policy Proceeds $16,029.09 Credit Risk Fee $1,883.84
Additional Balance Advance Amount $0.00 Ambac Insurance Premium $20,038.11
Rapid Amortization Event NO Total interest distributed $757,368.30
Total principal distributed $3,351,446.85
Rate Info:
Net Deposits to Basis Risk account $0.00
Net Mortgage Rate 10.0080% $4,131,804.61
Net Funds Cap Classes P, A-R 9.9845%
Net Funds Cap Classes A-1, G 8.4460% (A) - (B): $0.00
Net Excess Spread 4.5334%
ACCOUNT ACTIVITY

Contact:
Kari Anderson
Account Administrator
651-495-2124
kari.anderson@usbank.com
Distribution Date
27-Aug-07
Home Equity Mortgage Trust
Mortgage-Backed Notes, Series 2007-1
STATEMENT TO CERTIFICATEHOLDERS
Trigger Event:
Stepdown Date:
Relevant information: Relevant information:
A) Current Balance of Loans 60+ days delinq, Bankruptcies, Foreclosures and REOs $6,997,058.42 Senior Enhancement Percentage 0.000%
B) Ending Collateral Balance $146,934,402.09 Senior Enhancement Percentage for purposes of Stepdown 0.287%
C) Current Delinquency Rate (A/B) 4.762%
D) Rolling Three Month Delinquency Rate 3.701% 1) later of (x) March 2010 NO
E) Applicable % 5.500% (y) Date when Senior Enhancement % >= 8.26% NO
F) Cumulative Realized Losses $1,895,540.54
NO
G) Original Collateral Balance $175,000,200.00
H) Cumulative Loss % ( I / J) 1.083%
I) Applicable Cumulative Loss Limit % 100.000%
Overcollateralization:
A Trigger Event will occur if either (1) or (2) is True: Ending Overcollateralization Amount $0.00
1) Rolling Three Month Delinquency Rate equals or exceeds applicable limit (D > = E). NO Target Overcollateralization Amount $7,227,508.26
2) Cumulative Loss % exceeds applicable limit (H > I). NO Ending Overcollateralization deficiency amount $7,227,508.26
NO
Overcollateralization release amount $0.00
Excess interest distributions:
Excess available interest (A):
$390,451.56
1) as additional principal to certificates $390,451.56
2) Required Basis Risk Reserve Deposit to BRRF $0.00
3) Remaining Amounts to X-1 $0.00
(B): $390,451.56
(A)-(B): ($0.00)
CREDIT ENHANCEMENT AND TRIGGERS

Distribution Date: Aug 27, 2007
COLLATERAL / REMITTANCE SUMMARY - GROUP
Contact:
HOME EQUITY MORTGAGE TRUST 2007-1
Kari Anderson
Account Administrator
651-495-2124
kari.anderson@usbank.com
POOL BALANCE INFORMATION:
Beginning Balance
Less: Principal Remittance
Plus: Negative Amortization
Plus: Draws (If Applicable)
Less: Net Realized Losses
Ending Balance
BLANK
PRINCIPAL REMITTANCE:
Scheduled Principal
Prepayments
Curtailments
Net Liquidation Proceeds
Repurchase Principal
Total Principal Remittance (A)
BLANK
INTEREST REMITTANCE:
Gross Interest
Less: Total Retained Fees
Less: Deferred Interest
Less: Relief Act Interest Shortfall
Less: Net Prepayment Interest Shortfall
Less: Net Nonrecoverable Advances
Less: Interest Loss
Net Interest Remittance From Servicer(s) (B)
BLANK
Prepayment Premiums (C)
Other Funds (D)
BLANK
REMITTANCE TO TRUST (A+B+C+D):
BLANK
OTHER INFORMATION:
Beginning Loan Count
Ending Loan Count
Ending Pool Factor
BLANK
Weighted Average Coupon
Weighted Average Net Coupon
Weighted Average Maximum Net Coupon
BLANK
Liquidated Loans - Balance
Negative Amortization - Count
Negative Amortization - Balance
Substitution In Loans
Substitution Out Loans
Substitution Adjustment - Principal
Loans w/ Prepayment Penalties - Balance
Loans w/ Prepayment Penalties - Count
Repurchase Loans - Count
Subsequent Recoveries
BLANK
NON-RETAINED FEES:
Excess Servicing Fee
BLANK
RETAINED FEES:
Servicing Fee
LPMI
Special Servicing Fee
Additional Master Servicing Fee
Backup Servicing Fee
Supplemental Insurance Fee
Retained Interest
150,707,370.11
4,342,163.02
-1,397,196.82
828,001.82
146,934,402.09
0.00
1,378,047.80
2,954,115.22
10,000.00
0.00
4,342,163.02
1,234,062.68
62,817.30
0.00
0.00
0.00
1,490.00
0.00
1,169,755.38
1,050.00
0.00
5,512,968.40
2,432
2,381
0.8396283176
10.53152%
10.00802%
17.40192%
838,001.82
0.00
0.00
0.00
23,767.27
3
0
10,000.00
0.00
62,817.30
0.00
0.00
0.00
0.00
0.00
0.00

Distribution Date: Aug 27, 2007
MORTGAGE LOAN CHARACTERISTICS
Contact:
HOME EQUITY MORTGAGE TRUST 2007-1
Kari Anderson
Account Administrator
651-495-2124
kari.anderson@usbank.com
Count
Balance
%
-100K to -1.99K
120 -15,723.34 -0.01%
0K to 99.99K
1,836 75,787,976.24 51.58%
100K to 199.99K
343 47,971,177.49 32.65%
200K to 299.99K
54 11,946,315.67 8.13%
300K to 399.99K
15 5,204,487.34 3.54%
400K to 499.99K
12 5,490,168.69 3.74%
500K to 599.99K
1 550,000.00 0.37%
Total
2,381
146,934,402.09
100.00%
Remaining Principal Balance
Balance
-10.00M
0.00M
10.00M
20.00M
30.00M
40.00M
50.00M
60.00M
70.00M
80.00M
Group 2
-100K to -1.99K 0K to 99.99K 100K to 199.99K 200K to 299.99K 300K to 399.99K 400K to 499.99K 500K to 599.99K
Balance

Distribution Date: Aug 27, 2007
MORTGAGE LOAN CHARACTERISTICS
Contact:
HOME EQUITY MORTGAGE TRUST 2007-1
Kari Anderson
Account Administrator
651-495-2124
kari.anderson@usbank.com
Count
Balance ($)
%
0.00% - 0.49%
3 0.00 0.00%
1.50% - 1.99%
1 47,388.13 0.03%
6.00% - 6.49%
1 21,971.70 0.01%
7.00% - 7.49%
1 50,000.00 0.03%
7.50% - 7.99%
31 2,120,769.63 1.44%
8.00% - 8.49%
351 22,913,147.31 15.59%
8.50% - 8.99%
267 12,466,679.05 8.48%
9.00% - 9.49%
199 11,015,144.65 7.50%
9.50% - 9.99%
188 10,907,268.28 7.42%
10.00% - 10.49%
162 12,308,186.65 8.38%
10.50% - 10.99%
137 11,451,817.33 7.79%
11.00% - 11.49%
213 14,867,465.72 10.12%
11.50% - 11.99%
178 9,645,873.41 6.56%
12.00% - 12.49%
218 14,450,946.33 9.83%
12.50% - 12.99%
75 3,983,167.18 2.71%
13.00% - 13.49%
107 6,415,422.98 4.37%
13.50% - 13.99%
145 8,976,066.56 6.11%
14.00% - 14.49%
77 4,304,446.67 2.93%
14.50% - 14.99%
16 576,518.41 0.39%
15.00% - 15.49%
7 320,231.46 0.22%
15.50% - 15.99%
2 91,890.64 0.06%
16.00% - 16.49%
1 0.00 0.00%
17.50% - 17.99%
1 0.00 0.00%
Total
2,381
146,934,402.09
100.00%
Gross Rate
Gross Rate
Group 2 Weighted Average Rate: 10.59%
Count
Balance ($)
%
0.00% - 0.99%
684 40,931,200.26 27.86%
1.00% - 1.99%
377 21,194,646.57 14.42%
2.00% - 2.99%
324 26,101,129.30 17.76%
3.00% - 3.99%
357 20,966,354.79 14.27%
4.00% - 4.99%
303 18,952,935.40 12.90%
5.00% - 5.99%
241 14,304,457.66 9.74%
6.00% - 6.99%
36 1,858,124.47 1.26%
7.00% - 7.99%
3 120,833.56 0.08%
8.00% - 8.99%
1 0.00 0.00%
9.00% - 9.99%
1 0.00 0.00%
-1.00% - -0.01%
52 2,454,732.57 1.67%
-2.00% - -1.01%
1 50,000.00 0.03%
Total
2,380
146,934,414.58
100.00%
Gross Margins
Margin
Group 2 Weighted Average Margin: 2.35%

Distribution Date: Aug 27, 2007
MORTGAGE LOAN CHARACTERISTICS
Contact:
HOME EQUITY MORTGAGE TRUST 2007-1
Kari Anderson
Account Administrator
651-495-2124
kari.anderson@usbank.com
Count
Balance ($)
%
0.00% - 0.99%
950 56,030,537.47 38.18%
1.00% - 1.99%
351 20,183,332.48 13.75%
2.00% - 2.99%
287 23,551,249.40 16.05%
3.00% - 3.99%
311 18,196,217.00 12.40%
4.00% - 4.99%
250 15,819,772.14 10.78%
5.00% - 5.99%
194 11,234,877.23 7.66%
6.00% - 6.99%
27 1,515,933.16 1.03%
7.00% - 7.99%
3 100,014.80 0.07%
8.00% - 8.99%
5 127,003.73 0.09%
13.00% - 13.99%
0 0.00 0.00%
Total
2,378
146,758,937.41
100.00%
Lifetime Rate Floors
Floor
Group 2 Weighted Average Lifetime Rate Floor: 2.03%
Count
Balance ($)
%
15.00% - 15.99%
1 75,909.65 0.05%
16.00% - 16.99%
54 5,936,463.54 4.04%
18.00% - 18.99%
2,316 140,782,710.29 95.81%
23.00% - 23.99%
1 25,504.39 0.02%
24.00% - 24.99%
9 113,814.22 0.08%
Total
2,381
146,934,402.09
100.00%
Lifetime Rate Ceiling
Ceiling
Group 2 Weighted Average Lifetime Rate Ceiling: 17.92%
Count
Balance ($)
%
1
2,348 146,013,422.71 99.37%
3
30 774,067.98 0.53%
12
3 146,911.40 0.10%
Total
2,381
146,934,402.09
100.00%
Frequency of Interest Rate Adjustments
Months
Count
Balance ($)
%
1
2,357 145,947,564.90 99.33%
3
19 661,070.22 0.45%
12
5 325,766.97 0.22%
Total
2,381
146,934,402.09
100.00%
Frequency of Payment Adjustments
Months

Distribution Date: Aug 27, 2007
MORTGAGE LOAN CHARACTERISTICS
Contact:
HOME EQUITY MORTGAGE TRUST 2007-1
Kari Anderson
Account Administrator
651-495-2124
kari.anderson@usbank.com
Count
Balance ($)
%
Prime Rate
2,381 146,934,402.09 100.00%
Total
2,381
146,934,402.09
100.00%
Indices
Index
Count
Balance ($)
%
Condominium
232 10,385,410.92 7.07%
Multifamily
76 6,773,360.91 4.61%
Planned Unit Developmen
424 29,476,072.32 20.06%
Single Family
1,622 98,899,391.89 67.31%
Townhouse
27 1,400,166.05 0.95%
Total
2,381
146,934,402.09
100.00%
Property Type
Type
Count
Balance ($)
%
2003
5 44,868.93 0.03%
2004
34 962,668.29 0.66%
2005
552 22,446,965.84 15.28%
2006
1,678 113,755,529.45 77.42%
2007
112 9,724,369.58 6.62%
Total
2,381
146,934,402.09
100.00%
Year of First Payment Date
Year

Distribution Date: Aug 27, 2007
MORTGAGE LOAN CHARACTERISTICS
Contact:
HOME EQUITY MORTGAGE TRUST 2007-1
Kari Anderson
Account Administrator
651-495-2124
kari.anderson@usbank.com
Count
Balance ($)
%
0.00%- 4.99%
128 6,455,756.44 4.39%
5.00%- 9.99%
278 9,623,448.96 6.55%
10.00%-14.99%
643 25,780,989.56 17.55%
15.00%-19.99%
525 28,949,276.48 19.70%
20.00%-24.99%
433 27,787,979.47 18.91%
25.00%-29.99%
243 19,030,602.64 12.95%
30.00%-34.99%
155 12,925,503.07 8.80%
35.00%-39.99%
97 7,607,927.17 5.18%
40.00%-44.99%
38 2,231,988.35 1.52%
45.00%-49.99%
25 2,239,210.37 1.52%
50.00%-54.99%
12 1,696,835.16 1.15%
55.00%-59.99%
11 695,886.03 0.47%
60.00%-64.99%
3 295,104.95 0.20%
65.00%-69.99%
1 638.24 0.00%
70.00%-74.99%
1 133,850.00 0.09%
75.00%-79.99%
1 0.00 0.00%
80.00%-84.99%
5 410,957.63 0.28%
85.00%-89.99%
2 191,564.75 0.13%
90.00%-94.99%
6 544,112.24 0.37%
95.00%-99.99%
2 156,885.16 0.11%
100.0%-105.0%
2 175,885.42 0.12%
Total
2,611
146,934,402.09
100.00%
Original LTV
LTV
Group 2 Weighted Average LTV: 22
Count
Balance ($)
%
25 - 48
1 55,017.68 0.04%
49 - 72
3 169,827.37 0.12%
73 - 96
71 3,675,973.14 2.61%
97 - 120
976 70,022,869.23 49.69%
121 - 144
28 777,346.20 0.55%
145 - 168
593 35,219,501.35 24.99%
169 - 192
426 23,717,604.70 16.83%
193 - 216
18 682,564.70 0.48%
217 - 240
177 6,589,073.37 4.68%
Total
2,293
140,909,777.74
100.00%
Remaining Amortization Term
Month
Group 2 Weighted Average Remaining Amortization Months: 137

Distribution Date: Aug 27, 2007
MORTGAGE LOAN CHARACTERISTICS
Contact:
HOME EQUITY MORTGAGE TRUST 2007-1
Kari Anderson
Account Administrator
651-495-2124
kari.anderson@usbank.com
Count
Balance ($)
%
73 - 96
1 0.00 0.00%
97 - 120
2 49,903.13 0.03%
145 - 168
351 22,964,905.89 15.63%
169 - 192
120 9,269,190.73 6.31%
193 - 216
25 1,766,576.19 1.20%
217 - 240
316 23,629,919.79 16.08%
241 - 264
28 777,346.20 0.53%
265 - 288
834 51,482,332.76 35.04%
289 - 312
507 29,930,733.12 20.37%
313 - 336
18 682,564.70 0.46%
337 - 360
176 6,380,929.58 4.34%
Total
2,378
146,934,402.09
100.00%
Remaining Term to Maturity
Month
Group 2 Weighted Average Remaining Months: 251
Count
Balance ($)
%
0 - 24
81 5,601,136.19 3.82%
49 - 72
4 224,845.05 0.15%
97 - 120
1,048 73,698,842.37 50.30%
169 - 192
1,049 59,714,452.25 40.76%
217 - 240
195 7,271,638.07 4.96%
Total
2,377
146,510,913.93
100.00%
Original Amortization Term
Month
Group 2 Weighted Average Original Amortization Months: 146
Count
Balance ($)
%
97 - 120
3 49,903.13 0.03%
169 - 192
471 32,234,096.62 21.94%
217 - 240
342 25,396,495.98 17.28%
289 - 312
1,371 82,190,412.08 55.94%
337 - 360
194 7,063,494.28 4.81%
Total
2,381
146,934,402.09
100.00%
Original Remaining Term to Maturity
Month
Group 2 Weighted Average Original Remaining Months: 266

Distribution Date: Aug 27, 2007
MORTGAGE LOAN CHARACTERISTICS
Contact:
HOME EQUITY MORTGAGE TRUST 2007-1
Kari Anderson
Account Administrator
651-495-2124
kari.anderson@usbank.com
Count
Balance ($)
%
ALABAMA
4 245,963.72 0.17%
ARIZONA
169 10,504,179.80 7.15%
CALIFORNIA
676 47,866,139.22 32.58%
COLORADO
92 4,620,893.92 3.14%
CONNECTICUT
17 983,168.71 0.67%
DELAWARE
2 115,597.55 0.08%
DISTRICT OF COLUMBIA 2 98,968.94 0.07%
FLORIDA
337 19,731,069.42 13.43%
GEORGIA
66 2,821,245.07 1.92%
HAWAII
8 679,713.47 0.46%
IDAHO
4 186,912.35 0.13%
ILLINOIS
72 3,537,042.19 2.41%
INDIANA
23 697,755.46 0.47%
IOWA
3 103,808.95 0.07%
KANSAS
1 0.00 0.00%
KENTUCKY
4 74,930.18 0.05%
MAINE
5 258,538.53 0.18%
MARYLAND
42 1,912,529.15 1.30%
MASSACHUSETTS
23 1,419,778.41 0.97%
MICHIGAN
86 2,997,790.40 2.04%
MINNESOTA
23 1,054,994.60 0.72%
MISSISSIPPI
1 0.00 0.00%
MISSOURI
23 1,109,542.36 0.76%
MONTANA
3 405,000.00 0.28%
NEBRASKA
3 123,589.18 0.08%
NEVADA
150 9,699,306.00 6.60%
NEW HAMPSHIRE
7 278,266.54 0.19%
NEW JERSEY
139 9,722,148.53 6.62%
NEW MEXICO
6 418,999.98 0.29%
NEW YORK
126 12,734,539.43 8.67%
NORTH CAROLINA
14 279,890.14 0.19%
OHIO
3 168,868.84 0.11%
OKLAHOMA
2 83,999.94 0.06%
OREGON
44 2,204,446.81 1.50%
PENNSYLVANIA
32 1,920,897.92 1.31%
RHODE ISLAND
1 62,780.18 0.04%
SOUTH CAROLINA
9 212,709.73 0.14%
TENNESSEE
0
UTAH
35 1,652,098.31 1.12%
VERMONT
1 19,576.14 0.01%
VIRGINIA
50 2,338,271.95 1.59%
WASHINGTON
49 2,747,145.35 1.87%
WEST VIRGINIA
1 77,100.00 0.05%
WISCONSIN
21 685,529.20 0.47%
WYOMING
2 78,675.52 0.05%
Total
2,381
146,934,402.09
100.00%
Geographic Distribution by State
State

Distribution Date: Aug 27, 2007
MORTGAGE LOAN CHARACTERISTICS
Contact:
HOME EQUITY MORTGAGE TRUST 2007-1
Kari Anderson
Account Administrator
651-495-2124
kari.anderson@usbank.com
0
5
10
15
20
25
30
35
CALIFORNIA
FLORIDA
NEW YORK
ARIZONA
NEW JERSEY
NEVADA
COLORADO
ILLINOIS
MICHIGAN
GEORGIA
WASHINGTON
VIRGINIA
OREGON
PENNSYLVANIA
MARYLAND
UTAH
MASSACHUSETTS
MISSOURI
MINNESOTA
CONNECTICUT
INDIANA
WISCONSIN
HAWAII
NEW MEXICO
MONTANA
NORTH CAROLINA
NEW HAMPSHIRE
MAINE
ALABAMA
SOUTH CAROLINA
IDAHO
OHIO
NEBRASKA
DELAWARE
IOWA
DISTRICT OF
COLUMBIA
OKLAHOMA
WYOMING
WEST VIRGINIA
KENTUCKY
RHODE ISLAND
VERMONT
MISSISSIPPI
KANSAS
TENNESSEE
%
Collateral Balance Distribution by State
GROUP 2

Distribution Date: Aug 27, 2007
DELINQUENCY SUMMARY REPORT
Contact:
HOME EQUITY MORTGAGE TRUST 2007-1
Kari Anderson
Account Administrator
651-495-2124
kari.anderson@usbank.com
Current
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Delinquent
Loan Count
Sched Bal
Percentage
Actual Bal
2,251
136,092,803.94
93.08%
0.00
53
3,844,539.73
2.63%
0.00
29
2,509,187.88
1.72%
0.00
20
1,895,076.61
1.30%
0.00
19
1,867,885.32
1.28%
0.00
2,372
146,209,493.48
0.00
Bankruptcy
Loan Count
Sched Bal
Percentage
Actual Bal
1
150,000.00
28.53%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
2
208,063.77
39.58%
0.00
4
167,640.09
31.89%
0.00
7
525,703.86
0.00
Foreclosure
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
2
199,204.75
100.00%
0.00
2
199,204.75
0.00
REO
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
TOTAL
Loan Count
Sched Bal
Percentage
Actual Bal
2,252
136,242,803.94
92.72%
0.00
53
3,844,539.73
2.62%
0.00
29
2,509,187.88
1.71%
0.00
22
2,103,140.38
1.43%
0.00
25
2,234,730.16
1.52%
0.00
2,381
146,934,402.09
100.00%
0.00
Current
30 - 59
days
60 - 89
days
90 - 120
days
120 + days
Current 92.7%
30 - 59 days 2.6%
60 - 89 days 1.7%
90 - 120 days 1.4%
120 + days 1.5%
Total: 100.0%

Distribution Date: Aug 27, 2007
DELINQUENCY SUMMARY REPORT
Contact:
HOME EQUITY MORTGAGE TRUST 2007-1
Kari Anderson
Account Administrator
651-495-2124
kari.anderson@usbank.com
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Delinquent
53 3,844,539.73 38.00% 29 2,509,187.88 24.80% 20 1,895,076.61 18.73% 19 1,867,885.32 18.46%
121
10,116,689.54
Bankruptcy
0 0.00 0.00% 0 0.00 0.00% 2 208,063.77 55.38% 4 167,640.09 44.62%
6
375,703.86
Foreclosure
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 2 199,204.75 100.00%
2
199,204.75
REO
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
TOTAL
53
3,844,539.73
35.96%
29
2,509,187.88
23.47%
22
2,103,140.38
19.67%
25
2,234,730.16
20.90%
129
10,691,598.15
100.00%
35.96
23.47
19.67
20.90
120 + days
90 - 120 days
60 - 89 days
30 - 59 days
0
5
10
15
20
25
30
35
40
Group 2
0
5
10
15
20
25
30
35
40
%
%
Distribution of Delinquencies By Group and Days. (total 100%)
94.62
3.51
1.86
0.00
REO
Foreclosure
Bankruptcy
Delinquent
0
20
40
60
80
100
Group 2
0
20
40
60
80
100
%
%
Distribution of Delinquencies By Group and Status Type. (total 100%)

Distribution Date: Aug 27, 2007
DELINQUENCY HISTORY REPORT - SIX MONTHS
Contact:
HOME EQUITY MORTGAGE TRUST 2007-1
Kari Anderson
Account Administrator
651-495-2124
kari.anderson@usbank.com
March 2007
April 2007
May 2007
June 2007
July 2007
August 2007
Count
Balance ($)
Count
Balance ($)
Count
Balance ($)
Count
Balance ($)
Count
Balance ($)
Count
Balance ($)
30 - 59 days
31 2,428,015.30 30 2,417,411.68 29 2,365,850.38 43 3,742,100.55 47 3,935,449.42 53 3,844,539.73
60 - 89 days
11 867,145.03 16 1,507,685.98 12 1,100,388.86 14 1,321,285.88 26 2,378,832.90 29 2,509,187.88
90 - 120 days
6 356,189.58 8 588,545.03 13 1,053,557.24 11 1,041,888.86 14 1,289,270.62 22 2,103,140.38
120 + days
0 0.00 6 356,189.58 14 944,734.61 19 1,484,102.27 21 1,783,461.36 25 2,234,730.16
Bankruptcy
0 0.00 1 234,000.00 4 355,314.86 3 235,720.77 5 443,276.19 7 525,703.86
Foreclosure
0 0.00 0 0.00 0 0.00 1 57,555.42 1 100,000.00 2 199,204.75
REO
0 0.00 0 0.00 0 0.00 0 0.00 0 0.00 0 0.00
* Delinquency counts and amounts include loans in Bankruptcy, Forclosure and REO's
0.00M
1.00M
2.00M
3.00M
4.00M
5.00M
6.00M
7.00M
8.00M
9.00M
10.00M
3/
1/
20
07
4/
1/
20
07
5/
1/
20
07
6/
1/
20
07
7/
1/
20
07
8/
1/
20
07
Balance ($)
30 - 59 days
0.00M
1.00M
2.00M
3.00M
4.00M
5.00M
6.00M
7.00M
8.00M
9.00M
10.00M
3/
1/
20
07
4/
1/
20
07
5/
1/
20
07
6/
1/
20
07
7/
1/
20
07
8/
1/
20
07
Balance ($)
60 - 89 days
0.00M
1.00M
2.00M
3.00M
4.00M
5.00M
6.00M
7.00M
8.00M
9.00M
10.00M
3/
1/
20
07
4/
1/
20
07
5/
1/
20
07
6/
1/
20
07
7/
1/
20
07
8/
1/
20
07
Balance ($)
90 - 120 days
0.00M
1.00M
2.00M
3.00M
4.00M
5.00M
6.00M
7.00M
8.00M
9.00M
10.00M
3/
1/
20
07
4/
1/
20
07
5/
1/
20
07
6/
1/
20
07
7/
1/
20
07
8/
1/
20
07
Balance ($)
120 + days
0.00M
1.00M
2.00M
3.00M
4.00M
5.00M
6.00M
7.00M
8.00M
9.00M
10.00M
3/
1/
20
07
4/
1/
20
07
5/
1/
20
07
6/
1/
20
07
7/
1/
20
07
8/
1/
20
07
Balance ($)
REO
0.00M
1.00M
2.00M
3.00M
4.00M
5.00M
6.00M
7.00M
8.00M
9.00M
10.00M
3/
1/
20
07
4/
1/
20
07
5/
1/
20
07
6/
1/
20
07
7/
1/
20
07
8/
1/
20
07
Balance ($)
Foreclosure
0.00M
1.00M
2.00M
3.00M
4.00M
5.00M
6.00M
7.00M
8.00M
9.00M
10.00M
3/
1/
20
07
4/
1/
20
07
5/
1/
20
07
6/
1/
20
07
7/
1/
20
07
8/
1/
20
07
Balance ($)
Bankruptcy

Distribution Date: Aug 27, 2007
CPR/CDR HISTORY REPORT - SIX MONTHS
Contact:
HOME EQUITY MORTGAGE TRUST 2007-1
Kari Anderson
Account Administrator
651-495-2124
kari.anderson@usbank.com
Current
29.53%
4,332,163.02
3 Month
33.25%
6 Month
36.92%
Life CPR
36.92%
Voluntary Constant Prepayment Rates (CPR)
Current
6.47%
838,001.82
3 Month
4.70%
6 Month
2.55%
Life CDR
2.55%
Constant Default Rates (CDR)
0.00%
10.00%
20.00%
30.00%
40.00%
50.00%
60.00%
70.00%
80.00%
90.00%
100.00%
3/
1/
20
07
4/
1/
20
07
5/
1/
20
07
6/
1/
20
07
7/
1/
20
07
8/
1/
20
07
Group 2
Total
Percentage
Current CPR
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
3/
1/
20
07
4/
1/
20
07
5/
1/
20
07
6/
1/
20
07
7/
1/
20
07
8/
1/
20
07
Group 2
Total
Amount ($)
0.00%
10.00%
20.00%
30.00%
40.00%
50.00%
60.00%
70.00%
80.00%
90.00%
100.00%
3/
1/
20
07
4/
1/
20
07
5/
1/
20
07
6/
1/
20
07
7/
1/
20
07
8/
1/
20
07
Group 2
Total
Percentage
Current CDR
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
3/
1/
20
07
4/
1/
20
07
5/
1/
20
07
6/
1/
20
07
7/
1/
20
07
8/
1/
20
07
Group 2
Total
Amount ($)

Distribution Date: Aug 27, 2007
BANKRUPTCY LOAN DETAIL REPORT
Contact:
HOME EQUITY MORTGAGE TRUST 2007-1
Kari Anderson
Account Administrator
651-495-2124
kari.anderson@usbank.com
Bankruptcy
Count
Balance ($)
%
7 525,703.86 100.00%
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
State
Lien
405451136 25,500.00 25,449.00 9.38% 03/01/2007 360 IN 2
407685510 69,500.00 69,043.00 11.40% 04/15/2007 300 CA 2
408307927 150,000.00 150,000.00 13.53% 07/15/2007 300 CA 2
409315835 58,200.00 57,555.42 13.48% 01/15/2007 300 GA 2
409316080 59,900.00 59,900.00 14.35% 03/15/2007 300 WA 2
409593524 24,800.00 24,735.67 13.53% 02/15/2007 300 AZ 2
500737584 140,000.00 139,020.77 10.38% 04/23/2007 180 AZ 1
Total:
7
525,703.86
527,900.00

Distribution Date: Aug 27, 2007
FORECLOSURE LOAN DETAIL REPORT
Contact:
HOME EQUITY MORTGAGE TRUST 2007-1
Kari Anderson
Account Administrator
651-495-2124
kari.anderson@usbank.com
Foreclosure
Count
Balance ($)
%
2 199,204.75 100.00%
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
State
Lien
409853951 100,000.00 100,000.00 13.03% 02/15/2007 300 FL 2
405388916 100,500.00 99,204.75 8.63% 02/01/2007 360 MO 1
Total:
2
199,204.75
200,500.00

Distribution Date: Aug 27, 2007
REO LOAN DETAIL REPORT
Contact:
HOME EQUITY MORTGAGE TRUST 2007-1
Kari Anderson
Account Administrator
651-495-2124
kari.anderson@usbank.com
# None #
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
New REO?
Book Value
State
Lien
Total:

Distribution Date: Aug 27, 2007
PREPAYMENT & LIQUIDATION LOAN DETAIL REPORT
Contact:
HOME EQUITY MORTGAGE TRUST 2007-1
Kari Anderson
Account Administrator
651-495-2124
kari.anderson@usbank.com
Count
Original
Balance
Prepayment
Liquidation
Group
Begin Balance
44 4,051,774.00 1,378,047.80 10,000.00 150,707,370.11
0.91%
0.01%
99.08%
2
Prepayment 0.91%
Liquidation 0.01%
Beginning Balance 99.08%
Total: 100.00%
Prepay
Penalty
Loss
Severit
Loan
Rate
Add'l Loss
Date
Paid Off
Date
Payoff Description
Add'l Loss
Loss
Liquidation
Proceeds
Original
Balance
Beginning
Balance
Scheduled
Principal
Prepayment
Loan Num
State Lien
405451235 118,000.00 115,206.49
115,206.49 0.00 0.00 0.00
03/12/2007 12/30/1899 0.00 8.875% 0.00 OR 2
409853902 36,700.00 -484.59
-484.59 0.00 0.00 0.00
03/14/2007 12/30/1899 0.00 13.025% 0.00 CO 2
500749938 148,000.00 -66.90
-66.90 0.00 0.00 0.00
03/21/2007 12/30/1899 0.00 8.250% 0.00 NJ 2
500760890 100,000.00 99,107.93
99,107.93 0.00 0.00 0.00
03/09/2007 12/30/1899 0.00 9.125% 0.00 NV 2
405450274 50,600.00 50,583.95
50,583.95 0.00 0.00 0.00
03/16/2007 12/30/1899 0.00 12.000% 0.00 CA 2
405451132 27,000.00 -322.34
-322.34 0.00 0.00 0.00
03/12/2007 12/30/1899 0.00 8.875% 0.00 WV 2
405451153 36,600.00 36,489.25
36,489.25 0.00 0.00 0.00
03/12/2007 12/30/1899 0.00 9.750% 0.00 MD 2
409767266 41,000.00 -34.95
-34.95 0.00 0.00 0.00
03/30/2007 12/30/1899 0.00 10.750% 0.00 FL 2
409805261 340,000.00 340,000.00
340,000.00 0.00 0.00 0.00
03/21/2007 12/30/1899
0.00
10.750%
0.00 CA 2
409805322 100,000.00 99,297.88
99,297.88 0.00 0.00 0.00
03/16/2007 12/30/1899 0.00 11.250% 0.00 CA 2
500794744 56,235.00 55,248.92
55,248.92 0.00 0.00 0.00
03/14/2007 12/30/1899 0.00 8.250% 0.00 CO 2
500801178 200,000.00 200,000.00
200,000.00 0.00 0.00 0.00
03/22/2007 12/30/1899 0.00 8.250% 0.00 NV 2
500803615 125,000.00 -335.62
-335.62 0.00 0.00 0.00
04/03/2007 12/30/1899 0.00 12.250% 0.00 AZ 2
500803628 75,000.00 -151.22
-151.22 0.00 0.00 0.00
03/15/2007 12/30/1899 0.00 8.250% 0.00 AZ 2
407685503 25,000.00 -14.63
-14.63 0.00 0.00 0.00
03/22/2007 12/30/1899 0.00 10.775% 0.00 NV 2
408307874 37,300.00 -136.94
-136.94 0.00 0.00 0.00
03/15/2007 12/30/1899 0.00 12.250% 0.00 MI 2
409315931 110,000.00 103.14
103.14 0.00 0.00 0.00
03/26/2007 12/30/1899 0.00 12.550% 0.00 FL 2
500694963 75,453.00 74,969.48
74,969.48 0.00 0.00 0.00
03/21/2007 12/30/1899 0.00 8.750% 0.00 FL 2
500713448 60,000.00 -93.58
-93.58 0.00 0.00 0.00
03/28/2007 12/30/1899 0.00 8.250% 0.00 UT 2
500715348 94,300.00 -244.15
-244.15 0.00 0.00 0.00
03/14/2007 12/30/1899 0.00 10.500% 0.00 MA 2
500898138 100,000.00 -153.53
-153.53 0.00 0.00 0.00
03/09/2007 12/30/1899 0.00 9.500% 0.00 NJ 1
500917134 93,005.00 -1,304.30
-1,304.30 0.00 0.00 0.00
03/14/2007 12/30/1899 0.00 8.500% 0.00 CO 2
500969374 50,000.00 40,702.16
40,702.16 0.00 0.00 0.00
04/18/2007 12/30/1899
0.00
10.000%
0.00 IL 2
405388619 75,000.00 -33.42
-33.42 0.00 0.00 0.00
05/04/2007 12/30/1899 0.00 8.125% 0.00 MA 2

Distribution Date: Aug 27, 2007
PREPAYMENT & LIQUIDATION LOAN DETAIL REPORT
Contact:
HOME EQUITY MORTGAGE TRUST 2007-1
Kari Anderson
Account Administrator
651-495-2124
kari.anderson@usbank.com
Prepay
Penalty
Loss
Severit
Loan
Rate
Add'l Loss
Date
Paid Off
Date
Payoff Description
Add'l Loss
Loss
Liquidation
Proceeds
Original
Balance
Beginning
Balance
Scheduled
Principal
Prepayment
Loan Num
State Lien
409016035 147,000.00 -279.70
-279.70 0.00 0.00 0.00
03/16/2007 12/30/1899 0.00 11.575% 0.00 CA 2
500502332 53,250.00 603.66
603.66 0.00 0.00 0.00
03/16/2007 12/30/1899 0.00 8.875% 0.00 NV 2
500607574 50,000.00 20,799.82
20,799.82 0.00 0.00 0.00
11/30/2005 12/30/1899 0.00 8.625% 0.00 NY 2
500853784 199,000.00 199,000.00
199,000.00 0.00 0.00 0.00
06/04/2007 12/30/1899
0.00
12.000%
0.00 AZ 2
500858863 125,000.00 -68.49
-68.49 0.00 0.00 0.00
03/19/2007 12/30/1899 0.00 10.000% 0.00 CA 2
500870152 50,000.00 49,934.72
49,934.72 0.00 0.00 0.00
03/16/2007 12/30/1899 0.00 9.250% 0.00 NJ 2
403581677 60,000.00 -275.24
-275.24 0.00 0.00 0.00
03/12/2007 12/30/1899 0.00 8.500% 0.00 CA 2
409316052 64,000.00 63,288.55
0.00 0.00 63,288.55 0.00 Liquidation
12/30/1899 0.00 0.000% 100.000% 0.00 GA 2
409593459 30,000.00 29,664.52
0.00 0.00 29,664.52 0.00 Liquidation
12/30/1899 0.00 0.000% 100.000% 0.00 CA 2
409593482 87,000.00 87,000.00
0.00 0.00 87,000.00 0.00 Liquidation
12/30/1899 0.00 0.000% 100.000% 0.00 FL 2
409016068 37,738.00 37,738.00
0.00 0.00 37,738.00 0.00 Liquidation
12/30/1899 0.00 0.000% 100.000% 0.00 FL 2
409853818 40,000.00 40,000.00
0.00 0.00 40,000.00 0.00 Liquidation
12/30/1899 0.00 0.000% 100.000% 0.00 CA 2
408853612 150,000.00 0.00
0.00 0.00 0.00 0.00
03/16/2007 12/30/1899 0.00 8.250% 350.00 CA 2
409015948 234,000.00 234,000.00
0.00 0.00 234,000.00 0.00 Liquidation
12/30/1899 0.00 0.000% 100.000% 0.00 CA 2
409016121 85,000.00 84,055.10
0.00 0.00 84,055.10 0.00 Liquidation
12/30/1899 0.00 0.000% 100.000% 0.00 CA 2
409315935 54,000.00 0.00
0.00 10,000.00 0.00 -10,000.00
0.00 0.000% 0.00 CA 2
410003745 62,000.00 62,681.57
0.00 0.00 62,681.57 0.00 Liquidation
12/30/1899 0.00 0.000% 100.000% 0.00 CA 2
410003831 75,593.00 75,593.00
0.00 0.00 75,593.00 0.00 Liquidation
12/30/1899
0.00
0.000% 100.000%
0.00 CA 2
408307852 124,000.00 123,981.08
0.00 0.00 123,981.08 0.00 Liquidation
12/30/1899 0.00 0.000% 100.000% 0.00 CA 2
405306611 150,000.00 0.00
0.00 0.00 0.00 0.00
12/30/1899 0.00 8.750% 350.00 MA 2
Total:
44
4,051,774.00
2,216,049.62
0.00
1,378,047.80
10,000.00
838,001.82
-10,000.00
700.00

Distribution Date: Aug 27, 2007
MATERIAL MODIFICATIONS, EXTENSIONS, WAIVERS LOAN DETAIL REPORT
Contact:
HOME EQUITY MORTGAGE TRUST 2007-1
Kari Anderson
Account Administrator
651-495-2124
kari.anderson@usbank.com
#
U.S. Bank National Association in its respective capacity under the transaction documents is not aware of any material modifications, extensions or waivers to pool asset terms, fees, penalties or payments #

Distribution Date: Aug 27, 2007
MATERIAL BREACHES LOAN DETAIL REPORT
Contact:
HOME EQUITY MORTGAGE TRUST 2007-1
Kari Anderson
Account Administrator
651-495-2124
kari.anderson@usbank.com
#
U.S. Bank National Association in its respective capacity under the transaction documents is not aware of any material modifications, extensions or waivers to pool asset terms, fees, penalties or payments #